Average Annual Total Returns - Transamerica ClearTrack 2035	R6 1 Year	R6 5 Years	R6 Since Inception	R6 Inception Date	R6 Return After Taxes on Distributions 1 Year	R6 Return After Taxes on Distributions 5 Years	R6 Return After Taxes on Distributions Since Inception	R6 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	R6 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	R6 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	R1 1 Year	R1 5 Years	R1 Since Inception	R1 Inception Date	R3 1 Year	R3 5 Years	R3 Since Inception	R3 Inception Date	Dow Jones Target 2035 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Dow Jones Target 2035 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Dow Jones Target 2035 Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	14.61%	10.28%	8.16%	Mar. 02, 2015	13.81%	9.28%	7.28%	9.22%	7.91%	6.25%	14.04%	9.57%	7.48%	Mar. 02, 2015	14.28%		13.98%	Mar. 01, 2019	12.15%	9.93%	7.58%